Operating Segment Information and Concentrations of Risk - Summary of Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Net sales	$ 2,606.8	$ 2,506.6	$ 2,054.5
Total operating income	342.5	351.6	229.2
Net interest expense	(54.4)	(50.1)	(29.5)
Loss on early debt extinguishment	0.0	(1.0)	(26.1)
Other (expense) income	(0.1)	0.1	0.7
Income before income taxes	288.0	300.6	174.3
Depreciation and amortization	131.5	119.4	92.0
Total Identifiable Assets	4,028.3	4,032.6
Operating Segments
Segment Reporting Information [Line Items]
Total operating income	472.0	432.4	453.9
Total Identifiable Assets	2,391.4	2,345.7
General Corporate
Segment Reporting Information [Line Items]
Total operating income	(129.5)	(80.8)	(224.7)
Depreciation and amortization	3.2	4.3	3.3
Total Identifiable Assets	1,636.9	1,686.9
North America Fiber Cement
Segment Reporting Information [Line Items]
Net sales	1,816.4	1,676.9	1,578.1
Depreciation and amortization	88.7	80.2	72.5
North America Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	429.3	382.5	381.9
Total Identifiable Assets	1,320.0	1,280.2
International Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	314.3	328.8
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Net sales	418.4	446.8	425.4
Depreciation and amortization	12.7	12.8	12.6
Asia Pacific Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	58.5	99.8	108.1
Europe Building Products
Segment Reporting Information [Line Items]
Net sales	371.4	368.3	36.3
Depreciation and amortization	25.6	18.7	0.1
Europe Building Products | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	11.2	10.0	0.3
Total Identifiable Assets	748.5	717.7
Other Businesses
Segment Reporting Information [Line Items]
Net sales	0.6	14.6	14.7
Depreciation and amortization	0.2	2.3	2.1
Other Businesses | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	0.0	(30.9)	(8.6)
Total Identifiable Assets	0.0	10.9
Research and Development
Segment Reporting Information [Line Items]
Depreciation and amortization	1.1	1.1	1.4
Research and Development | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	(27.0)	(29.0)	$ (27.8)
Total Identifiable Assets	$ 8.6	$ 8.1